CUSTOMER AND SUPPLIER CONCENTRATION	12 Months Ended
Sep. 30, 2025
Risks and Uncertainties [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATION

NOTE 18 – CUSTOMER AND SUPPLIER CONCENTRATION

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

The Company had no such significant customer who account for greater than 10% of the company’s revenue for the fiscal year ended September 30, 2025 and 2024. The Company had no customer who accounted for more than 10% of total accounts receivables as of September 30, 2025 and 2024.

For the year ended September 30, 2025, two suppliers accounted for 23% and 27% of the Company’s total raw material purchase, respectively. The Company had no supplier who accounted for more than 10% of total accounts payable as of September 30, 2025. For the year ended September 30, 2024, two suppliers accounted for 30% and 21% of the Company’s total raw material purchase, respectively. The Company had two suppliers who accounted for more than 10% of total accounts payable as of September 30, 2024, the suppliers had accounts payable balance of $723,665 and $337,241 which represents 23.16% and 10.79% of total accounts payable, respectively. The Company believes there are numerous other suppliers that could substitute the current significant vendors should they become unavailable or non-competitive.